NUVEEN SMALL CAP GROWTH OPPORTUNITIES FUND

SUPPLEMENT DATED OCTOBER 29, 2013

TO THE SUMMARY PROSPECTUS DATED FEBRUARY 28, 2013

Class B shares of Nuveen Small Cap Growth Opportunities Fund are no longer being offered.

PLEASE KEEP THIS WITH YOUR

FUND’S SUMMARY PROSPECTUS

FOR FUTURE REFERENCE

MGN-SCGOS-1013P